S000017037 [Member] Investment Objectives and Goals - Moderate Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Moderate Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and moderate long term capital appreciation.